Employee Benefits (Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate for obligations	1.25%	1.25%	1.70%
Expected return on plan assets	3.00%	3.00%	3.00%
Expected rate of compensation increase	2.93%	2.93%	2.93%
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate for obligations	5.25%
Expected return on plan assets	4.00%
Expected rate of compensation increase	2.26%